Financial risk management - Debt securities, treasury and other bills, and contracts held with reinsurers at fair value through profit or loss (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Disclosure of credit risk exposure [line items]
Total trading assets	£ 21,638	£ 14,216
Contracts held with reinsurers	442	372
Total other assets	17,144	14,536	[1]	£ 15,142
Treasury shares
Disclosure of credit risk exposure [line items]
Debt instruments at fair value	38,461	35,613
Total other assets	49,936	46,581
Total trading assets (excluding loans and advances to customers and reverse repurchase agreements) | Treasury shares
Disclosure of credit risk exposure [line items]
Government securities	3,596	2,185
Asset-backed securities	77	21
Corporate and other debt securities	529	228
Total trading assets	4,202	2,434
Total other financial assets mandatorily held at fair value through profit or loss (excluding loans and advances and equity shares) | Treasury shares
Disclosure of credit risk exposure [line items]
Government securities	8,009	7,872
Asset-backed securities	513	399
Corporate and other debt securities	20,125	17,693
Other public sector securities	2,310	2,516
Bank and building society certificates of deposit	7,504	7,133
Treasury and other bills	51	62
Contracts held with reinsurers	11,424	10,906
Investment grade | Treasury shares
Disclosure of credit risk exposure [line items]
Debt instruments at fair value	35,398	32,841
Total other assets	46,785	43,725
Investment grade | Total trading assets (excluding loans and advances to customers and reverse repurchase agreements) | Treasury shares
Disclosure of credit risk exposure [line items]
Government securities	3,596	2,185
Asset-backed securities	77	21
Corporate and other debt securities	471	216
Total trading assets	4,144	2,422
Investment grade | Total other financial assets mandatorily held at fair value through profit or loss (excluding loans and advances and equity shares) | Treasury shares
Disclosure of credit risk exposure [line items]
Government securities	8,009	7,871
Asset-backed securities	506	399
Corporate and other debt securities	17,076	14,932
Other public sector securities	2,303	2,510
Bank and building society certificates of deposit	7,504	7,129
Treasury and other bills	51	62
Contracts held with reinsurers	11,336	10,822
Other | Sub-investment grade
Disclosure of credit risk exposure [line items]
Total trading assets	1,202	1,256
Other | Not rated
Disclosure of credit risk exposure [line items]
Total trading assets	2,007	1,612
Other | Treasury shares
Disclosure of credit risk exposure [line items]
Debt instruments at fair value	3,063	2,772
Total other assets	3,151	2,856
Other | Total trading assets (excluding loans and advances to customers and reverse repurchase agreements) | Treasury shares
Disclosure of credit risk exposure [line items]
Government securities	0	0
Asset-backed securities	0	0
Corporate and other debt securities	58	12
Total trading assets	58	12
Other | Total other financial assets mandatorily held at fair value through profit or loss (excluding loans and advances and equity shares) | Treasury shares
Disclosure of credit risk exposure [line items]
Government securities	0	1
Asset-backed securities	7	0
Corporate and other debt securities	3,049	2,761
Other public sector securities	7	6
Bank and building society certificates of deposit	0	4
Treasury and other bills	0	0
Contracts held with reinsurers	£ 88	£ 84

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.